Segment information	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Segment information

3	Segment information

The Company has three reportable segments as follows:

• Undergrad, which provides educational services through undergraduate courses related to medical school, undergraduate health science and other ex-health undergraduate programs;

• Continuing education, which provides medical education (including residency preparation programs, specialization test preparation and other medical capabilities), specialization and graduate courses in medicine, delivered through digital and in-person content; and

• Medical practice solutions, which provides clinical decision, clinical management and doctor-patient relationships for physicians and provide access, demand and efficiency for the healthcare players.

Segment information is presented consistently with the internal reports provided to the Company's Chief Executive Officer (CEO), which is the Chief Operating Decision Maker (CODM) and is responsible for allocating resources, assessing the performance of the Company's operating segments, and making the Company's strategic decisions.

No operating segments have been aggregated to form the reportable operating segments. There is only one geographic region, and the results are monitored and evaluated as a single business.

Business units restructuring

In connection with a restructuring project occurred across the Continuing education and Medical practice solutions segments, the Pillar 1 entities (Medcel, Além da Medicina, CardioPapers and Medical Harbour), which offer residency preparation programs, specialization test preparation and other medical capabilities, were moved into the Continuing education segment. This strategic project integrated all continuing education capabilities into a single structure that will be responsible for services that address physicians education and continuous update needs from the graduation and throughout their careers, while exploring the potential synergies among those operations.

This restructuring project took place in 2024 and represents how the segments are monitored internally. Due to changes in operating segments, the segment information as of December 31, 2023 and for the years ended December 31, 2023 and 2022 has been retroactively adjusted for comparison purposes.

The tables below present assets and liabilities information for the Company’s operating segments as of December 31, 2024 and 2023:

As of December 31, 2024	Undergrad	Continuing education	Medical practice solutions	Total reportable segments	Adjustments and eliminations	Total

Total assets	8,393,185	274,318	170,624	8,838,127	(8,588)	8,829,539
Current assets	1,443,566	71,893	82,913	1,598,372	(8,588)	1,589,784
Non-current assets	6,949,619	202,425	87,711	7,239,755	-	7,239,755

Total liabilities and equity	8,393,185	274,318	170,624	8,838,127	(8,588)	8,829,539
Current liabilities	884,705	188,489	75,589	1,148,783	(8,588)	1,140,195
Non-current liabilities	3,279,846	75,619	23,296	3,378,761	-	3,378,761
Equity	4,228,634	10,210	71,739	4,310,583	-	4,310,583

Other disclosures
Investments in associate (i)	54,442	-	-	54,442	-	54,442
Capital expenditures (ii)	301,368	53,162	38,085	392,615	-	392,615
(i)	Investment in UEPC is included in non-current assets in the statement of financial position.
(ii)	Capital expenditures consider the acquisitions of property and equipment and intangible assets.
As of December 31, 2023	Undergrad	Continuing education	Medical practice solutions	Total reportable segments	Adjustments and eliminations	Total

Total assets	7,104,154	336,908	154,636	7,595,698	(11,217)	7,584,481
Current assets	1,001,156	155,511	58,056	1,214,723	(11,217)	1,203,506
Non-current assets	6,102,998	181,397	96,580	6,380,975	-	6,380,975

Total liabilities and equity	7,104,154	336,908	154,636	7,595,698	(11,217)	7,584,481
Current liabilities	787,658	221,002	61,124	1,069,784	(11,217)	1,058,567
Non-current liabilities	2,783,855	73,960	25,087	2,882,902	-	2,882,902
Equity	3,532,641	41,946	68,425	3,643,012	-	3,643,012

Other disclosures
Investments in associate (i)	51,834	-	-	51,834	-	51,834
Capital expenditures (ii)	139,361	15,178	63,889	218,428	-	218,428

(i)	Investment in UEPC is included in non-current assets in the statement of financial position.
(ii)	Capital expenditures consider the acquisitions of property and equipment and intangible assets.

The tables below present the statements of income for the Company’s operating segments for the years ended December 31, 2024, 2023 and 2022:

December 31, 2024	Undergrad	Continuing education	Medical practice solutions	Total reportable segments	Elimination (inter-segment transactions)	Total

External customer	2,895,692	251,636	157,001	3,304,329	-	3,304,329
Inter-segment	-	3,802	4,786	8,588	(8,588)	-
Revenue	2,895,692	255,438	161,787	3,312,917	(8,588)	3,304,329
Cost of services	(1,086,081)	(96,180)	(41,930)	(1,224,191)	8,588	(1,215,603)
Gross profit	1,809,611	159,258	119,857	2,088,726	-	2,088,726
SG&A expenses						(1,069,321)
Other expenses, net						(7,292)
Operating income						1,012,113
Finance income						111,283
Finance expenses						(458,742)
Share of income of associate						11,737
Income before income taxes						676,391
Income taxes expenses						(27,471)
Net income						648,920
December 31, 2023	Undergrad	Continuing education	Medical practice solutions	Total reportable segments	Elimination (inter-segment transactions)	Total

External customer	2,511,018	227,181	137,714	2,875,913	-	2,875,913
Inter-segment	-	8,649	2,568	11,217	(11,217)	-
Revenue	2,511,018	235,830	140,282	2,887,130	(11,217)	2,875,913
Cost of services	(997,973)	(91,915)	(31,142)	(1,121,030)	11,217	(1,109,813)
Gross profit	1,513,045	143,915	109,140	1,766,100	-	1,766,100
SG&A expenses						(1,014,684)
Other income, net						15,645
Operating income						767,061
Finance income						110,642
Finance expenses						(457,616)
Share of income of associate						9,495
Income before income taxes						429,582
Income taxes expenses						(24,166)
Net income						405,416

December 31, 2022	Undergrad	Continuing Education	Medical practice solutions	Total reportable segments	Elimination (inter-segment transactions)	Total

External customer	2,037,889	178,186	112,982	2,329,057	-	2,329,057
Inter-segment	-	5,158	2,464	7,622	(7,622)	-
Revenue	2,037,889	183,344	115,446	2,336,679	(7,622)	2,329,057
Cost of services	(763,185)	(77,422)	(26,567)	(867,174)	7,622	(859,552)
Gross profit	1,274,704	105,922	88,879	1,469,505	-	1,469,505
SG&A expenses						(798,153)
Other expenses, net						(7,252)
Operating income						664,100
Finance income						102,042
Finance expenses						(349,893)
Share of income of associate						12,184
Income before income taxes						428,433
Income taxes expenses						(35,677)
Net income						392,756

Seasonality of operations

Undergrad tuition revenues are related to the intake process, and monthly tuition fees charged to students and do not significantly fluctuate during each semester.

Continuing education revenues are mostly related to: (i) monthly intakes and tuition fees on medical education, which do not have a considerable concentration in any period; and (ii) Medcel’s revenue, derived from e-books transferred at a point of time, which are concentrated at in the first and last quarter of the year due to the enrollments.

Medical practice solutions are comprised mainly of Afya Whitebook and Afya iClinic revenues, which do not have significant fluctuations regarding seasonality.